                                        INVESTMENT PORTFOLIO
                            DECEMBER 31, 1997 (UNAUDITED, IN THOUSANDS)

COMMON STOCKS - 91.2%                                        SHARES        VALUE
---------------------                                        ------        -----
FINANCE, INSURANCE & REAL ESTATE - 20.8%
 DEPOSITORY INSTITUTIONS - 10.2%
 BankAmerica Corp.                                              1           $ 95
 Citicorp                                                       1            114
 First Commercial Corp.                                         3            148
 Popular, Inc.                                                  1             54
 Provident Financial Group, Inc.                                1             29
                                                                           -----
                                                                             440
                                                                           -----

 INSURANCE CARRIERS - 9.6%
 Cigna Corp.                                                    1            138
 Orion Capital Corp.                                            3            145
 Reliance Group Holdings, Inc.                                  9            133
                                                                           -----
                                                                             416
                                                                           -----

 SECURITY BROKERS & DEALERS - 1.0%
 Bear Stearns Cos., Inc.                                        1             42
                                                                           -----

--------------------------------------------------------------------------------
MANUFACTURING - 50.4%
 CHEMICALS & ALLIED PRODUCTS - 7.9%
 Merck & Co., Inc.                                              1            106
 Rohm & Haas Company                                            1            124
 Schering-Plough Corp.                                          2            112
                                                                           -----
                                                                             342
                                                                           -----

 COMMUNICATIONS EQUIPMENT - 3.0%
 Harris Corp.                                                   3            128
                                                                           -----

 FABRICATED METAL - 2.6%
 Harsco Corp.                                                   3            112
                                                                           -----

 FOOD & KINDRED PRODUCTS - 5.7%
 Interstate Bakeries Corp.                                      3            119
 Lancaster Colony Corp.                                         2            130
                                                                           -----
                                                                             249
                                                                           -----

 FURNITURE & FIXTURES - 1.6%
 Masco Corp.                                                    1             71
                                                                           -----

 MACHINERY & COMPUTER EQUIPMENT - 5.4%
 Lincoln Electric Co.                                           3            117
 Timken Co.                                                     3            117
                                                                           -----
                                                                             234
                                                                           -----

                     Investment Portfolio/December 31, 1997

COMMON STOCKS - CONT.                                         SHARES       VALUE
--------------------                                          ------       -----
MANUFACTURING - CONT.
 MEASURING & ANALYZING INSTRUMENTS - 5.2%
 Raytheon Co., Class A                                         (a)          $  7
 Tektronix, Inc.                                                3            115
 Xerox Corp.                                                    1            103
                                                                            ----
                                                                             225
                                                                            ----

 PETROLEUM REFINING - 4.6%
 Sun Co., Inc.                                                  2             93
 USX-Marathon Group                                             3            108
                                                                            ----
                                                                             201
                                                                            ----

 PRIMARY SMELTING - 2.2%
 Phelps Dodge Corp.                                             2             93
                                                                            ----

 PRINTING & PUBLISHING - 2.9%
 Central Newspapers, Inc.                                       2            126
                                                                            ----

 RUBBER & PLASTIC - 1.4%
 Hanna (M.A.) Co.                                               2             58
                                                                            ----

 TRANSPORTATION EQUIPMENT - 7.9%
 General Dynamics Corp.                                         2            147
 General Motors Corp.                                           2            133
 Textron, Inc.                                                  1             63
                                                                            ----
                                                                             343
                                                                            ----
--------------------------------------------------------------------------------
RETAIL TRADE - 4.1%
 FOOD STORES - 1.9%
 American Stores Co.                                            4             82
                                                                            ----

 GENERAL MERCHANDISE STORES - 2.2%
 Family Dollar Stores, Inc.                                     3             97
                                                                            ----

--------------------------------------------------------------------------------
SERVICES - 6.9%
 BUSINESS SERVICES - 3.7%
 Omnicom Group, Inc.                                            4            161
                                                                            ----

 COMPUTER RELATED SERVICES - 3.2%
 Shared Medical Systems Corp.                                   2            139
                                                                            ----
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 5.6%
 COMMUNICATIONS - 2.5%
 Bell Atlantic Corp.                                            1            109
                                                                            ----

                     Investment Portfolio/December 31, 1997

TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - CONT.
 TELECOMMUNICATION - 3.1%
 US West Communications Group                                       3       $135
                                                                          ------

--------------------------------------------------------------------------------
WHOLESALE TRADE - 3.4%
 NONDURABLE GOODS
 Bergen Brunswig Corp., Class A                                     4        149
                                                                          ------

TOTAL COMMON STOCKS (cost of $3,206)(b)                                    3,952
                                                                          ------

SHORT-TERM OBLIGATIONS - 7.9%                                     PAR
--------------------------------------------------------------------------------
 Repurchase agreement with ABN Amro
 Chicago Corp., dated 12/31/97 due 01/02/98 at
 6.600%, collateralized by U.S. Treasury notes with
 various maturities to 2000, market value $345
 (repurchase proceeds $345)                                    $  345        345
                                                                          ------

OTHER ASSETS & LIABILITIES, NET - 0.9%                                        38
--------------------------------------------------------------------------------

NET ASSETS - 100%                                                         $4,335
                                                                          ------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
 (a)  Rounds to less than one.
 (b)  Cost for federal income tax purposes is the same.

 See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                          DECEMBER 31, 1997 (UNAUDITED)

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $3,206)                                          $      3,952
Short-term obligations                                                               345
                                                                            ------------
                                                                                   4,297
Receivable for:
  Dividends                                                $          6
Deferred organization expenses                                       35               41
                                                           ------------     ------------
    Total Assets                                                                   4,338


LIABILITIES
Accrued other                                                         3
                                                           ------------
    Total Liabilities                                                                  3
                                                                            ------------

NET ASSETS                                                                  $      4,335
                                                                            ------------


Net asset value & redemption price per share -
Class A ($3,621/288)                                                        $      12.57
                                                                            ------------
Maximum offering price per share - Class A
($12.57/0.9425)                                                             $      13.34(a)
                                                                            ------------
Net asset value & offering price per share -
Class B ($357/28)                                                           $      12.55(b)
                                                                            ------------
Net asset value & offering price per share -
Class C ($357/28)                                                           $      12.55(b)
                                                                            ------------



COMPOSITION OF NET ASSETS
Capital paid in                                                             $      3,535
Undistributed net investment income                                                    2
Accumulated net realized gain                                                         52
Net unrealized appreciation                                                          746
                                                                            ------------
                                                                            $      4,335
                                                                            ------------





(a) On sales of $50,000 or more the offering price is reduced.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.



See notes to financial statements.

                                STATEMENT OF OPERATIONS

                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1997
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Dividends                                                                   $         35
Interest                                                                               7
                                                                            ------------
       Total investment income                                                        42

EXPENSES
Management fee                                             $         17
Service fee                                                           5
Distribution fee - Class B                                            1
Distribution fee - Class C                                            1
Transfer agent                                                        5
Bookkeeping fee                                                      14
Trustee fee                                                           4
Custodian fee                                                         1
Audit fee                                                             7
Legal fee                                                             2
Registration fee                                                     16
Reports to shareholders                                               1
Amortization of deferred
 organization expenses                                                5
Other                                                                 1
                                                           ------------
                                                                     80
Fees and expenses waived or borne
  by the Adviser                                                    (45)              35
                                                           ------------     ------------
       Net Investment Income                                                           7
                                                                            ------------


NET REALIZED & UNREALIZED GAIN ON PORTFOLIO POSITIONS
Net realized gain                                                   248
Net unrealized appreciation during
  the period                                                        220
                                                           ------------
       Net Gain                                                                      732
                                                                            ------------

Increase in Net Assets from Operations                                      $        739
                                                                            ------------




See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                      (Unaudited)
                                                      Six months
                                                         ended         Year ended
(in thousands)                                        December 31       June 30
                                                      -----------      ----------
INCREASE (DECREASE) IN NET ASSETS                       1997 (a)           1997
Operations:
Net investment income                                   $     7         $    39
Net realized gain                                           248             295
Net unrealized appreciation                                 220             437
                                                        -------         -------
    Net Increase from Operations                            475             771
Distributions:
From net investment income - Class A                        (32)            (40)
From net realized gains - Class A                          (394)             --
From net investment income - Class B                         (1)             (3)
From net realized gains - Class B                           (39)             --
From net investment income - Class C                         (1)             (3)
From net realized gains - Class C                           (39)             --
                                                        -------         -------
                                                            (31)            725
                                                        -------         -------
Fund Share Transactions :
Receipts for shares sold - Class A                            4               5
Value of distributions reinvested - Class A                 427              40
Cost of shares repurchased - Class A                         --              (5)
                                                        -------         -------
                                                            431              40
                                                        -------         -------
Receipts for shares sold - Class B                           --              --
Value of distributions reinvested - Class B                  40               3
Cost of shares repurchased - Class B                         --              --
                                                        -------         -------
                                                             40               3
                                                        -------         -------
Receipts for shares sold - Class C                           --              --
Value of distributions reinvested - Class C                  40               3
Cost of shares repurchased - Class C                         --              --
                                                        -------         -------
                                                             40               3
                                                        -------         -------
    Net Increase from Fund Share
      Transactions                                          511              46
                                                        -------         -------
        Total Increase                                      480             771
NET ASSETS
Beginning of period                                       3,855           3,084
                                                        -------         -------
End of period (including undistributed
  net investment income of $2 and $24,
  respectively)                                         $ 4,335         $ 3,855
                                                        -------         -------




(a) Class D shares were redesignated Class C shares on July 1, 1997. Continued on next page.
See notes to financial statements.

                   STATEMENT OF CHANGES IN NET ASSETS - CONT.

                                                      (Unaudited)
                                                      Six months
                                                         ended         Year ended
                                                      December 31        June 30
                                                      -----------      ----------
                                                        1997 (a)           1997
NUMBER OF FUND SHARES
Sold - Class A                                               (b)             (b)
Issued for distributions reinvested - Class A                34               4
Repurchased - Class A                                        (b)             (b)
                                                        -------         -------
                                                             34               4
                                                        -------         -------
Sold - Class B                                                -               -
Issued for distributions reinvested - Class B                 3              (b)
Repurchased - Class B                                         -               -
                                                        -------         -------
                                                              3              (b)
                                                        -------         -------
Sold - Class C                                                -               -
Issued for distributions reinvested - Class C                 3              (b)
Repurchased - Class C                                         -               -
                                                        -------         -------
                                                              3              (b)
                                                        -------         -------



(a) Class D shares were redesignated Class C shares on July 1, 1997.
(b) Rounds to less than one.



See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 1997 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
In the opinion of management of Colonial Equity Income Fund (the Fund), a series of Colonial Trust VI, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's investment objective is to seek current income and long-term growth. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class
C. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Effective July 1, 1997, Class D shares were redesignated Class C shares. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase, and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

                 Notes to Financial Statements/December 31, 1997
--------------------------------------------------------------------------------
NOTE 2. ACCOUNTING POLICIES - CONT.
--------------------------------------------------------------------------------
Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C distribution fees) and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Per share data was calculated using the average shares outstanding during the period. In addition, Class B and Class C net investment income per share data reflects the distribution fee applicable to Class B and Class C shares only.

Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses of $53,387 in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS: Net realized and unrealized gains (losses) on foreign currency transactions includes the fluctuation in exchange rates on gains (losses) between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency

                 Notes to Financial Statements/December 31, 1997
--------------------------------------------------------------------------------

gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.80% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

                 Notes to Financial Statements/December 31, 1997
--------------------------------------------------------------------------------
NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
--------------------------------------------------------------------------------
TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Effective October 1, 1997 and continuing through September 30, 1998, the Transfer Agent fee will be reduced by 0.0012% in cumulative monthly increments, resulting in a decrease in the fee from 0.25% to 0.236% annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Financial Investments, Inc., formerly Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. During the six months ended December 31, 1997, the Fund has been advised that the Distributor retained no net underwriting discounts on sales of the Fund's Class A shares and received no contingent deferred sales charges on Class B and Class C share redemptions.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares and Class C shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 1.30% annually of the Fund's average net assets.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the six months ended December 31, 1997, purchases and sales of investments, other than short-term obligations, were $1,513,975 and $1,597,940, respectively.

                 Notes to Financial Statements/December 31, 1997
--------------------------------------------------------------------------------

Unrealized appreciation (depreciation) at December 31, 1997, based on cost of investments for both financial statement and federal income tax purposes was:


        Gross unrealized appreciation                     $ 781,530
        Gross unrealized depreciation                       (35,264)
                                                            -------
          Net unrealized appreciation                     $ 746,266
                                                          =========

OTHER: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS
--------------------------------------------------------------------------------
At December 31, 1997, Keyport Life Insurance Company owned 99.4% of the Fund's Class A shares outstanding and 100.0% of the Fund's Class B and Class C shares outstanding.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                         (Unaudited)
                                                                          Six months
                                                                             ended
                                                                          December 31
                                                   -------------------------------------------------------
                                                                             1997
                                                      Class A               Class B               Class C (c)
                                                   -----------            -----------          -----------
Net asset value -
   Beginning of period                             $    12.690            $    12.630          $    12.630
                                                   -----------            -----------          -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (loss)(a)(b)                                    0.031                 (0.019)              (0.019)
Net realized and
  unrealized gain                                        1.529                  1.525                1.525
                                                   -----------            -----------          -----------
   Total from Investment
      Operations                                         1.560                  1.506                1.506
                                                   -----------            -----------          -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
  income                                                (0.130)                (0.036)              (0.036)
From net realized
  gains                                                 (1.550)                (1.550)              (1.550)
                                                   -----------            -----------          -----------
   Total Distributions
      Declared to
      Shareholders                                      (1.680)                (1.586)              (1.586)
                                                   -----------            -----------          -----------
Net asset value -
   End of period                                   $    12.570            $    12.550          $    12.550
                                                   -----------            -----------          -----------
Total return (d)(e)                                      12.38%(f)              11.99%(f)            11.99%(f)
                                                   -----------            -----------          -----------

RATIOS TO AVERAGE NET ASSETS
Expenses (g)                                              1.55%(h)               2.30%(h)             2.30%(h)
Fees and expenses waived
  or borne by the Adviser (g)                             2.20%(h)               2.20%(h)             2.20%(h)
Net investment
  income (g)                                              0.47%(h)              (0.28)%(h)           (0.28)%(h)
Portfolio turnover                                          40%                     40%                  40%
Average commission rate                            $    0.0316            $    0.0316          $    0.0316
Net assets at end
  of period (000)                                  $     3,621            $       357          $       357

(a) Net of fees and expenses waived or borne by the Adviser which amounted to

                                                   $     0.147            $     0.147          $     0.147

(b) Per share data was calculated using average shares outstanding during the period.

(c) Class D shares were redesignated Class C shares on July 1, 1997.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:


                                                                  Year ended June 30
                                                   -------------------------------------------------
                                                                          1997
                                                     Class A             Class B           Class C
                                                   -----------         -----------       -----------
Net asset value -
   Beginning of period                             $    10.280         $    10.260       $    10.260
                                                   -----------         -----------       -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (a)(b)                                          0.141               0.058             0.058
Net realized and
  unrealized gain                                        2.428               2.413             2.413
                                                   -----------         -----------       -----------
   Total from Investment
      Operations                                         2.569               2.471             2.471
                                                   -----------         -----------       -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
  income                                                (0.159)             (0.101)           (0.101)
                                                   -----------         -----------       -----------
Net asset value -
   End of period                                   $    12.690         $    12.630       $    12.630
                                                   -----------         -----------       -----------
Total return (d)(e)                                      25.23%              24.23%            24.23%
                                                   -----------         -----------       -----------

RATIOS TO AVERAGE NET ASSETS
Expenses (g)                                              1.55%               2.30%             2.30%
Fees and expenses waived
  or borne by the Adviser (g)                             2.64%               2.64%             2.64%
Net investment
  income (g)                                              1.27%               0.52%             0.52%
Portfolio turnover                                         129%                129%              129%
Average commission rate                            $    0.0330         $    0.0330       $    0.0330
Net assets at end
  of period (000)                                  $     3,217         $       319       $       319

(a) Net of fees and expenses waived or borne by the Adviser which amounted to

                                                   $     0.292         $     0.292       $     0.292

(b) Per share data was calculated using average shares outstanding during the period.

(c) The Fund commenced investment operations on March 25, 1996. The activity shown is from the effective date of registration (March 31, 1996) with the Securities and Exchange Commission.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:


                     Period ended
                        June 30
-----------------------------------------------------
                        1996 (c)
  Class A               Class B             Class C
-----------           -----------         -----------

$     9.940           $     9.940         $     9.940
-----------           -----------         -----------


      0.044                 0.024               0.024

      0.296                 0.296               0.296
-----------           -----------         -----------

      0.340                 0.320               0.320
-----------           -----------         -----------


         --                    --                  --
-----------           -----------         -----------

$    10.280           $    10.260         $    10.260
-----------           -----------         -----------
       3.42%(f)              3.22%(f)            3.22%(f)
-----------           -----------         -----------


       1.55%(h)              2.30%(h)            2.30%(h)

       1.55%(h)              1.55%(h)            1.55%(h)

       1.77%(h)              1.02%(h)            1.02%(h)
         16%(f)                16%(f)              16%(f)
$    0.0305           $    0.0305         $    0.0305

$     2,570           $       257         $       257


$     0.039           $     0.039         $     0.039

(e) Had the Adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(h) Annualized.